Equity Capital Structure	6 Months Ended
Jun. 30, 2025
Equity Capital Structure [Abstract]
Equity Capital Structure
8.	Equity Capital Structure:

Under Toro’s initial Articles of Incorporation dated July 29, 2022, Toro’s authorized capital stock consisted of 1,000 shares par value $0.001 per share. On March 2, 2023, the Company’s articles of incorporation were amended and restated and Toro’s authorized capital stock was increased to 3,900,000,000 common shares, par value $0.001 per share and 100,000,000 preferred shares, par value $0.001 per share. For a further description of the terms and rights of the Company’s capital stock and details of its equity transactions prior to January 1, 2025, please refer to Note 8 to the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report. There are no new activities during the six-month period ended June 30, 2025.

As of June 30, 2025, Toro had 19,093,853 common shares issued and outstanding including 2,000,000 restricted common shares issued pursuant to the Equity Incentive Plan (as defined and discussed in Note 12).